Obligations to FIDC quota holders	12 Months Ended
Dec. 31, 2024
Obligations to FIDC quota holders [Abstract]
Obligations to FIDC quota holders [Text Block]	Obligations to FIDC quota holders
In October 2022, 100,000 new senior quotas of the FIDC were issued with a nominal value of R$1,000 each, totaling R$100 million with third party investors.
In November 2024, 1,000,000 new senior quotas of the FIDC were issued with a nominal value of R$1,000 each, totaling R$1 billion with an interest rate of 100% of the CDI plus a fixed rate of 1%. In the same operation, the Company entered swaps to change the interest rate accrual to 108% of the CDI. This operation has a specific objective of protect the risk from interest rate volatility for the investors remuneration changing fixed rates for CDI rates.
In the Annual Financial Statements as of December 31, 2023, Obligations to FIDC quotas holders were presented in the other liabilities. Moving forward, Obligations to FIDC quotas holders are being disclosed separately in the amount of R$1,151,384 in December 31, 2024 (R$118,986 in December 31, 2023) with an average cost of 108% of CDI (117% of CDI on December 31, 2023). During the year ended December 31, 2024 the remuneration refer the FIDC quotas holders amounted to R$32,398 (R$15,622 and R$3,364 in the year ended December 31, 2023 and 2022, respectively).